Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment

18. Property, plant and equipment

Changes in items of property, plant and equipment in 2023 are as follows:

	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
	(EUR thousand)
Cost
At January 1, 2022	159,915	445,739	46,269	12,891	89,946	754,760
Additions	2,306	39,399	3,524	1,337	247,961	294,527
Disposals	(293)	(2,693)	(18)	(249)	(61)	(3,314)
Reclassifications	1,386	33,917	1,467	821	(37,591)	—
Exchange differences	3,109	7,402	398	382	(1,728)	9,563
At December 31, 2022	166,423	523,764	51,640	15,182	298,527	1,055,535
Additions	9,714	41,942	5,008	317	395,858	452,839
Acquisition of Perugini S.r.l.	687	1,052	313	130	—	2,182
Disposals	—	(1,550)	(125)	(86)	—	(1,762)
Reclassifications	24,203	45,274	2,827	673	(72,977)	—
Exchange differences	2,593	5,306	349	287	(8,720)	(184)
At December 31, 2023	203,620	615,788	60,012	16,503	612,688	1,508,611

Depreciation and impairment
At January 1, 2022	69,431	248,482	35,057	9,073	—	362,043
Depreciation charge for the year	5,948	36,628	6,250	1,512	—	50,338
Impairment	—	44	—	—	—	44
Disposals	(293)	(2,210)	(5)	(240)	—	(2,748)
Exchange differences	793	3,291	130	243	—	4,457
At December 31, 2022	75,879	286,235	41,432	10,588	—	414,134
Depreciation charge for the year	7,201	47,563	6,358	1,469	—	62,591
Acquisition of Perugini S.r.l.	145	914	274	111	—	1,444
Reclassifications	(10)	—	—	10	—	—
Disposals	—	(1,505)	(72)	(85)	—	(1,662)
Exchange differences	796	2,524	131	164	—	3,615
At December 31, 2023	84,011	335,731	48,123	12,257	—	480,122

Net book value
At December 31, 2023	119,609	280,057	11,889	4,246	612,688	1,028,489
At December 31, 2022	90,544	237,529	10,208	4,594	298,527	641,402

Increase in Land and buildings at December 31, 2023 was mainly related to the grant of land by the city of Fishers (Indiana, U.S.), amounting to EUR 8,281 thousand, that was conditional upon the construction of a building on the site. The grant has been booked at Fair Value as per appraisal of the City. According to IAS 20, the grant was recognized upon the fulfillment of the related obligations. The grant of land was booked against deferred income (presented in other liabilities) and will be recognized in the income statement as other operating income over the life of the building. The amount reclassified to Land and buildings in the year mainly refers to the partial capitalization of the new buildings in Piombino Dese which hosts the new lines dedicated to EZ-fill® products and EMEA Tec Center, amounting to EUR 19,145 thousand.

At December 31, 2023 the overall increases in plant and machinery, considering both the yearly additions and the reclassification from assets under construction, amounted to EUR 87,216 thousand and mainly referred to the purchase of new production equipment necessary to guarantee a high product quality standard and a high production capacity, characteristics necessary to consolidate the Group's position in the biopharmaceutical market.

Assets under construction, included investments in production lines and machines for syringes, vials and cartridges production which have not yet been completed but are expected to enter into use in the coming years. This category also included: (i) the investment for the new EZ-fill® plant in Latina, (ii) the investment for the new EZ-fill® hub in China, (iii) the investments for completing the new building in Piombino Dese, that will host corporate offices, production lines and the EMEA TEC Center and (iv) the investments for the construction of the new U.S. facility in Fishers, Indiana.

At December 31, 2023 committed orders related to the ongoing investments equaled approximately EUR 136.5 million (EUR 270 million at December 31, 2022), net of the expected contribution from the U.S. government’s Biomedical Advanced Research and Development Authority (BARDA). As part of the investment for the construction of the new U.S. facility in Fishers, Indiana., in February 2022, Stevanato Group entered into an agreement with BARDA, which is part of the U.S. Department of Health and Human Services, through its partnership with the U.S. Department of Defense. Under the agreement, BARDA will make a multi-year contribution for up to approximately USD 95 million (or approximately EUR 85 million) for manufacturing capacity for standard and EZ-Fill® vials in support of U.S. national defense readiness and preparedness programs for current and future public health emergencies.

At December 31, 2023, EUR 2,290 thousand borrowing costs were capitalized under IAS 23. The capitalization rate used to determine the amount of capitalized borrowing costs is 4.60%.

At December 31, 2023, approximately EUR 50.6 million of investments in property, plant and equipment were unpaid and recorded among trade payables (approximately EUR 62.7 million at December 31, 2022).

At the year end, no impairment indicators have been identified and therefore no impairment losses have been accounted for.